Business Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Segment Reporting [Abstract]
Selected Financial Information of Segments

Selected financial information of the Company’s segments for the three months ended July 29, 2017 and July 30, 2016, is as follows (in thousands):

	Three Months Ended July 29, 2017
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$262,092	$154,421	$177,874	$1,215	$595,602

Net Sales—Intersegment	$—	$256	$3,184	$(3,440)	$—

Depreciation and amortization	$4,549	$2,363	$3,468	$1,158	$11,538

Capital expenditures	$1,483	$6,493	$1,700	$2,172	$11,848

Identifiable assets	$625,686	$272,603	$253,235	$94,558	$1,246,082

Adjusted EBITDA	$29,076	$12,872	$11,650	$(8,129)

	Three Months Ended July 30, 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$218,144	$182,946	$127,148	$—	$528,238

Net Sales—Intersegment	$—	$—	$2,814	$(2,814)	$—

Depreciation and amortization	$2,760	$1,970	$1,617	$509	$6,856

Capital expenditures	$2,725	$925	$7,540	$2,810	$14,000

Identifiable assets	$458,393	$269,643	$164,319	$38,648	$931,003

Adjusted EBITDA	$19,075	$17,090	$5,843	$(8,545)

Selected financial information of the Company’s segments for the nine months ended July 29, 2017 and July 30, 2016, is as follows (in thousands):

	Nine Months Ended July 29, 2017
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$666,465	$444,166	$470,917	$2,307	$1,583,855

Net Sales—Intersegment	$—	$3,236	$9,666	$(12,902)	$—

Depreciation and amortization	$10,178	$6,041	$8,223	$2,369	$26,811

Capital expenditures	$9,053	$8,564	$3,860	$28,414	$49,891

Identifiable assets	$625,686	$272,603	$253,235	$94,558	$1,246,082

Adjusted EBITDA	$70,188	$35,708	$21,714	$(23,470)

	Nine Months Ended July 30, 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$523,969	$499,760	$357,518	$—	$1,381,247

Net Sales—Intersegment	$—	$—	$8,186	$(8,186)	$—

Depreciation and amortization	$6,639	$6,051	$3,295	$1,130	$17,115

Capital expenditures	$6,634	$1,670	$2,661	$8,560	$19,525

Identifiable assets	$458,393	$269,643	$164,319	$38,648	$931,003

Adjusted EBITDA	$55,859	$37,268	$6,854	$(19,140)

Selected financial information of the Company’s segments is as follows:

	Fiscal Year 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$768,053	$679,033	$478,071	$842	$1,925,999

Net Sales—Intersegment	$—	$—	$10,556	$(10,556)	$—

Depreciation and amortization	$9,707	$8,095	$4,999	$1,792	$24,593

Capital expenditures	$9,598	$5,943	$14,672	$18,329	$48,542

Identifiable assets	$410,984	$268,980	$172,034	$37,021	$889,019

Adjusted EBITDA	$85,170	$53,414	$11,005	$(26,764)

	Fiscal Year 2015
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$620,161	$701,980	$412,940	$—	$1,735,081

Net Sales—Intersegment	$—	$—	$10,039	$(10,039)	$—

Depreciation and amortization	$7,315	$8,703	$2,634	$432	$19,084

Capital expenditures	$3,353	$3,301	$2,710	$6,066	$15,430

Identifiable assets	$276,244	$267,188	$129,706	$22,683	$695,821

Adjusted EBITDA	$63,306	$39,095	$1,507	$(13,782)

	Fiscal Year 2014
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$567,714	$654,432	$498,970	$—	$1,721,116

Net Sales—Intersegment	$—	$—	$10,399	$(10,399)	$—

Depreciation and amortization	$7,586	$8,427	$2,423	$465	$18,901

Capital expenditures	$3,433	$3,116	$4,987	$531	$12,067

Identifiable assets	$287,476	$262,290	$144,483	$11,438	$705,687

Adjusted EBITDA	$37,544	$34,273	$2,001	$(12,305)

Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes

Provided below is a reconciliation of segment Adjusted EBITDA to net income before provision for income taxes (in thousands):

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Fire & Emergency Adjusted EBITDA	$29,076	$19,075	$70,188	$55,859
Commercial Adjusted EBITDA	12,872	17,090	35,708	37,268
Recreation Adjusted EBITDA	11,650	5,843	21,714	6,854
Corporate and Other Adjusted EBITDA	(8,129)	(8,545)	(23,470)	(19,140)
Depreciation and amortization	(11,538)	(6,856)	(26,811)	(17,115)
Interest expense, net	(4,560)	(7,364)	(15,453)	(20,828)
Transaction expenses	(503)	(196)	(2,742)	(1,581)
Sponsor expenses	(80)	(25)	(418)	(150)
Restructuring costs	(2,279)	(57)	(3,479)	(2,807)
Stock-based compensation expense	(314)	(1,052)	(26,131)	(12,298)
Non-cash purchase accounting	(1,913)	(697)	(3,123)	(697)
Loss on early extinguishment of debt	—	—	(11,920)	—

Income before provision for income taxes	$24,282	$17,216	$14,063	$25,365

Provided below is a reconciliation of segment Adjusted EBITDA to income before provision for income taxes:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Fire & Emergency Adjusted EBITDA	$85,170	$63,306	$37,544
Commercial Adjusted EBITDA	53,414	39,095	34,273
Recreation Adjusted EBITDA	11,005	1,507	2,001
Corporate and Other Adjusted EBITDA	(26,764)	(13,782)	(12,305)
Depreciation and amortization	(24,593)	(19,084)	(18,901)
Interest expense	(29,158)	(27,272)	(26,195)
Transaction expenses	(1,629)	—	(1,166)
Sponsor expenses	(219)	(1,069)	(2,093)
Restructuring costs	(3,521)	(4,652)	(7,516)
Stock-based compensation expense	(19,692)	(3,237)	(859)
Non-cash purchase accounting	(770)	—	—

Income before provision for income taxes	$43,243	$34,812	$4,783

Net Sales by Geographic Region Based on Product Shipment Destination

The following tables present net sales by geographic region based on product shipment destination for fiscal years 2016, 2015 and 2014:

	Fiscal Year 2016
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$758,549	$653	$3,416	$5,435	$768,053
Commercial	672,673	454	—	5,906	679,033
Recreation	475,021	—	—	3,050	478,071
Corporate and other	842	—	—	—	842

Total Net Sales—External Customers	$1,907,085	$1,107	$3,416	$14,391	$1,925,999

Intersegment Sales	$10,556	—	—	—	—
Corporate Eliminations	(10,556)	—	—	—	—

	Fiscal Year 2015
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$589,311	$720	$23,924	$6,206	$620,161
Commercial	685,382	1,024	188	15,386	701,980
Recreation	407,504	—	—	5,436	412,940

Total Net Sales—External Customers	$1,682,197	$1,744	$24,112	$27,028	$1,735,081

Intersegment Sales	$10,039	—	—	—	—
Corporate Eliminations	(10,039)	—	—	—	—

	Fiscal Year 2014
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$529,849	$2,433	$23,693	$11,739	$567,714
Commercial	642,701	960	370	10,401	654,432
Recreation	498,864	—	—	106	498,970

Total Net Sales—External Customers	$1,671,414	$3,393	$24,063	$22,246	$1,721,116

Intersegment Sales	$10,399	—	—	—	—
Corporate Eliminations	(10,399)	—	—	—	—